Fair Value of Warrants Determined Using Black-Scholes Valuation Model (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes In Equity And Comprehensive Income Line Items [Line Items]
Remaining contractual term (years)	2 years 3 months 18 days	2 years 1 month 6 days	3 years
Volatility	85.00%	85.00%	85.00%
Minimum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Risk-free interest rate	0.10%	0.20%	0.10%
Maximum [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Risk-free interest rate	0.40%	0.30%	0.40%